Segment information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net sales	€ 36,041	€ 36,126	€ 34,463
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	25,674	25,700	24,685
Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	14,720	16,537	16,416
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	2,661	3,012	3,565
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	933	883	840
Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	261	258	261
Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	312	347	350
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	1,351	1,359	1,465
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	916	1,334	1,440
Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	932	1,074	1,490
Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	10,954	9,163	8,269
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	2,045	1,879	1,647
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	690	708	711
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	948	918	840
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	817	813	755
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	638	684	608
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	536	484	422
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	3,534	2,074	788
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	4,394	4,695	4,660
Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	1,096	1,189	1,124
Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	1,225	1,280	1,254
Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	858	985	986
Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	611	621	675
Vaccines
Disclosure of geographical areas [line items]
Net sales	5,973	5,731	5,118
Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	2,106	1,946	1,749
Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	2,472	1,891	1,708
Europe
Disclosure of geographical areas [line items]
Net sales	9,151	9,082	9,434
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	6,819	6,797	7,303
Europe | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	4,505	4,809	5,299
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	537	599	684
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	374	343	290
Europe | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	121	112	86
Europe | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	24	41	43
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	656	730	870
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	129	142	147
Europe | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	100	139	568
Europe | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	2,314	1,988	2,004
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	473	414	385
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	249	259	270
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	389	388	374
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	200	185	175
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	187	170	158
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	386	204	75
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,359	1,434	1,403
Europe | Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	305	364	347
Europe | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	539	543	521
Europe | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	319	326	314
Europe | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	127	130	125
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	973	851	728
Europe | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	331	315	296
Europe | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	441	230	177
USA
Disclosure of geographical areas [line items]
Net sales	13,465	12,756	11,540
USA | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	9,635	8,918	7,897
USA | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,869	3,386	3,510
USA | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	929	1,149	1,614
USA | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	267	289	344
USA | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	106	112	154
USA | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	274	295	296
USA | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	30	33	38
USA | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	10	0	0
USA | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	161	152	124
USA | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	6,766	5,532	4,387
USA | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,448	1,351	1,157
USA | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	177	184	174
USA | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	359	331	284
USA | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	406	410	383
USA | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	445	517	500
USA | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	246	212	179
USA | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	2,808	1,669	660
USA | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,071	1,105	1,066
USA | Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	361	323	303
USA | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	181	185	165
USA | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	86	157	195
USA | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	43	38	37
USA | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,759	2,733	2,577
USA | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	412	380	397
USA | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	1,575	1,289	1,233
Other countries
Disclosure of geographical areas [line items]
Net sales	13,425	14,288	13,489
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	9,220	9,985	9,485
Other countries | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	7,346	8,342	7,607
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,195	1,264	1,267
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	292	251	206
Other countries | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	34	34	21
Other countries | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	14	11	11
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	665	596	557
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	777	1,192	1,293
Other countries | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	671	783	798
Other countries | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,874	1,643	1,878
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	124	114	105
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	264	265	267
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	200	199	182
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	211	218	197
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	193	167	108
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	103	102	85
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	340	201	53
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,964	2,156	2,191
Other countries | Consumer Healthcare | Allergy, Cough & Cold
Disclosure of geographical areas [line items]
Net sales	430	502	474
Other countries | Consumer Healthcare | Pain
Disclosure of geographical areas [line items]
Net sales	505	552	568
Other countries | Consumer Healthcare | Digestive
Disclosure of geographical areas [line items]
Net sales	453	502	477
Other countries | Consumer Healthcare | Nutritionals
Disclosure of geographical areas [line items]
Net sales	441	453	513
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,241	2,147	1,813
Other countries | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,363	1,251	1,056
Other countries | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	€ 456	€ 372	€ 298